Income Taxes Reconciliation of the Beginning and Ending Balances of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 8.7	$ 1.4
Additions based on tax positions related to the current year	0.3	7.5
Reductions for tax positions of prior years	(3.4)	(0.2)
End of year	$ 5.6	$ 8.7